Investment Securities (Tables)	12 Months Ended
Dec. 31, 2017
Investments Debt And Equity Securities [Abstract]
Carrying Amounts and Fair Values of Securities Available for Sale and Held to Maturity

Carrying amounts and fair values of securities available for sale and held to maturity are summarized below:

December 31, 2017	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(dollars in thousands)
Securities available for sale
U.S. Government agencies	56,522	33	940	55,615
GSE - Mortgage-backed securities and CMO’s	21,253	12	374	20,891
State and political subdivisions	14,368	27	196	14,199
Corporate bonds	5,042	7	11	5,038
Total securities available for sale	$97,185	$79	$1,521	$95,743

December 31, 2017	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(dollars in thousands)
Securities held to maturity
U.S. Government agencies	$1,348	$—	$9	$1,339
State and political subdivisions	6,925	23	36	6,912
Corporate bonds	3,185	25	—	3,210
Total securities held to maturity	$11,458	$48	$45	$11,461

Note 2 - Investment Securities (Continued)

December 31, 2016	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(dollars in thousands)
Securities available for sale
U.S. Treasury	$4,017	$—	$3	$4,014
U.S. Government agencies	58,506	28	863	57,671
GSE - Mortgage-backed securities and CMO’s	26,195	39	586	25,648
State and political subdivisions	14,123	71	658	13,536
Corporate bonds	5,054	14	38	5,030
Total securities available for sale	$107,895	$152	$2,148	$105,899

December 31, 2016	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(dollars in thousands)
Securities held to maturity
U.S. Government agencies	$1,754	$—	$17	$1,737
State and political subdivisions	6,974	7	60	6,921
Corporate bonds	3,262	14	—	3,276
Total securities held to maturity	$11,990	$21	$77	$11,934

Sales and Calls of Securities Available for Sale

Results from sales and calls of securities available for sale for the years ended December 31, 2017, 2016 and 2015 are as follows:

	2017	2016	2015
	(dollars in thousands)
Gross proceeds from sales and calls	$8,918	$20,225	$32,780
Realized gains from sales	$—	$544	$536
Realized losses from sales	(14)	—	—
Net realized gains (losses)	$(14)	$544	$536

Gross Unrealized Losses and Fair Value of Investments

At December 31, 2016, the unrealized losses on held to maturity securities related to one government agency security  and eight state and political subdivision bonds.

December 31, 2017	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(dollars in thousands)
Securities available for sale temporary impairment
U.S. Gov’t agencies	9,028	112	43,352	828	52,380	940
GSE-Mortgage-backed securities and CMO’s	5,074	37	14,057	337	19,131	374
State and political	1,182	1	10,317	195	11,499	196
Corporate bonds	2,008	11	—	—	2,008	11
Total securities available for sale	$17,292	$161	$67,726	$1,360	$85,018	$1,521

December 31, 2017	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(dollars in thousands)
Held to maturity temporary impairment
U.S. Gov’t agencies	$1,338	$9	$—	$—	$1,338	$9
State and political	4,269	36	—	—	4,269	36
Total securities held to maturity	$5,607	$45	$—	$—	$5,607	$45

December 31, 2016	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(dollars in thousands)
Securities available for sale temporary impairment
U.S. Treasury	$4,014	$3	$—	$—	$4,014	$3
U.S. Gov’t agencies	48,192	807	4,164	56	52,356	863
GSE-Mortgage-backed securities and CMO’s	16,250	395	5,251	191	21,501	586
State and political	9,994	658	—	—	9,994	658
Corporate bonds	1,999	27	800	11	2,799	38
Total securities available for sale	$80,449	$1,890	$10,215	$258	$90,664	$2,148

Note 2 - Investment Securities (Continued)

December 31, 2016	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(dollars in thousands)
Held to maturity temporary impairment
U.S. Gov’t agencies	$1,895	$17	$—	$—	$1,895	$17
State and political	6,056	60	—	—	6,056	60
Total securities held to maturity	$7,951	$77	$—	$—	$7,951	$77

Amortized Cost and Estimated Fair Value of Available for Sale and Held to Maturity Securities Portfolio

The following table shows contractual maturities of the entire investment portfolio as of December 31, 2017:

	Amortized Cost	Estimated Fair Value
	(dollars in thousands)
Due within one year	$810	$820
Due after one but within five years	51,122	50,336
Due after five but within ten years	20,628	20,498
Due after ten years	14,830	14,659
Mortgage backed securities	21,253	20,891
	$108,643	$107,204